Other assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Direct operating expense from investment property generating rental income	£ 44	£ 16
Capital expenditure contracted for but not recognised	236	488
Operating income (loss)
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Rental income from investment properties	£ 172	£ 146	£ 145